Accounts Payable Related to Concessions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable Related To Concessions [Line Items]
Trade and other payables	R$ 1,106,327	R$ 1,105,344
Reclassification to Liabilities classified as held for sale	(4,069)	(8,829)
Account Payable [Member]
Accounts Payable Related To Concessions [Line Items]
Trade and other payables	1,106,327	1,105,344	R$ 893,855
AdditionsToTradeAndOtherPayables	(1,728)	205,201
Adjustment to present value	(18,567)	54,474
TradeAndOtherPayablesMonetaryVariations	124,618	94,984
TradeAndOtherPayablesPayments	(117,607)	(110,385)
Reclassification to Liabilities classified as held for sale	(10,538)	R$ (32,785)
Increase decrease in trade and other payables through business combination	R$ 24,805